Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 165,989	$ 121,880
Short-term investment	0	25
Accounts and notes receivable, net	94,249	99,862
Other receivables	19,946	28,174
Inventories	33,601	37,815
Prepaid expenses and other current assets	100,469	117,612
Derivative instruments	702	0
McDonald’s Corporation’s indemnification for contingencies	575	0
Total current assets	415,531	405,368
Non-current assets
Miscellaneous	72,649	95,814
Collateral deposits	2,500	2,500
Property and equipment, net	796,532	960,986
Net intangible assets and goodwill	37,046	43,044
Deferred income taxes	55,567	68,368
Derivative instruments	121,901	57,828
McDonald’s Corporation’s indemnification for contingencies	1,259	1,612
Lease right of use asset, net	790,969	922,165
Total non-current assets	1,878,423	2,152,317
Total assets	2,293,954	2,557,685
Current liabilities
Accounts payable	209,535	259,577
Royalties payable to McDonald’s Corporation	44,779	17,132
Income taxes payable	34,447	61,982
Other taxes payable	56,837	61,823
Accrued payroll and other liabilities	79,218	86,379
Provision for contingencies	2,024	2,035
Interest payable	11,947	9,936
Short-term debt	0	13,296
Current portion of long-term debt	3,129	3,233
Derivative instruments	4,727	9,907
Operating lease liabilities	56,828	70,147
Total current liabilities	503,471	595,447
Non-current liabilities
Accrued payroll and other liabilities	21,884	23,497
Provision for contingencies	24,924	24,123
Long-term debt, excluding current portion	773,445	623,575
Derivative instruments	14,534	3,598
Deferred income taxes	5,067	4,297
Operating lease liabilities	752,613	861,582
Total non-current liabilities	1,592,467	1,540,672
Total liabilities	2,095,938	2,136,119
Equity
Additional paid-in capital	11,540	13,375
Retained earnings	290,895	471,149
Accumulated other comprehensive loss	(584,860)	(519,505)
Common stock in treasury	(39,547)	(60,000)
Total Arcos Dorados Holdings Inc. shareholders’ equity	197,546	421,138
Non-controlling interests in subsidiaries	470	428
Total equity	198,016	421,566
Total liabilities and equity	2,293,954	2,557,685
Class A
Equity
Common stock	386,603	383,204
Class B
Equity
Common stock	$ 132,915	$ 132,915